UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 20.7%
Alliance & Leicester PLC, 5.335%, 6/11/2007	46,500,000	46,500,260
Banco Bilbao Vizcaya Argentaria SA:
5.305%, 6/1/2007	17,500,000	17,500,000
5.305%, 7/23/2007	20,000,000	20,000,228
Bank of America NA, 5.25%, 9/7/2007	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	80,000,000	80,000,000
5.35%, 7/25/2007	63,500,000	63,500,000
Barclays Bank PLC, 5.32%, 5/8/2007	45,000,000	45,000,000
Bayerische Landesbank, 5.305%, 7/23/2007	25,000,000	25,000,284
Canadian Imperial Bank of Commerce, 5.41%, 3/17/2008	45,000,000	45,002,791
Citibank NA, 5.315%, 5/2/2007	85,000,000	85,000,000

Depfa Bank PLC, 5.32%, 5/11/2007	10,000,000	10,000,000
DNB NOR Bank ASA, 5.31%, 7/31/2007	40,000,000	40,000,000
Mizuho Corporate Bank:
5.3%, 5/7/2007	16,000,000	16,000,000
5.305%, 5/16/2007	45,000,000	45,000,000
5.32%, 7/19/2007	30,000,000	30,000,000
5.32%, 7/25/2007	20,000,000	20,000,000
5.335%, 5/8/2007	33,000,000	33,000,000
Norddeutsche Landesbank Girozentrale, 5.34%, 6/25/2007	44,000,000	44,000,000
Norinchukin Bank:
5.27%, 9/10/2007	20,000,000	20,000,000
5.31%, 6/11/2007	20,000,000	20,000,000
5.35%, 7/10/2007	10,000,000	10,000,000
Societe Generale:
5.32%, 5/11/2007	30,000,000	30,000,000
5.34%, 7/19/2007	43,000,000	43,000,000
UBS AG:
5.29%, 7/2/2007	20,000,000	20,000,000
5.3%, 7/2/2007	20,000,000	20,000,000
UniCredito Italiano SpA, 5.315%, 5/8/2007	50,000,000	50,000,000

Total Certificates of Deposit and Bank Notes (Cost $898,503,563)		898,503,563
Commercial Paper** 26.4%
Apache Corp, 5.37%, 5/1/2007	18,000,000	18,000,000
Atlantic Asset Securitization LLC:
5.28%, 5/11/2007	25,000,000	24,963,333
5.28%, 5/14/2007	45,000,000	44,914,200
Beta Finance, Inc., 5.24%, 6/20/2007	42,000,000	41,694,333
CC (USA), Inc.:
5.24%, 7/27/2007	30,000,000	29,620,100
5.245%, 5/14/2007	2,600,000	2,595,076
Cedar Springs Capital Company LLC:
5.25%, 5/11/2007	39,031,000	38,974,080
5.255%, 7/20/2007	25,686,000	25,386,045
Cobbler Funding LLC, 5.235%, 6/11/2007	38,000,000	37,773,441
Compass Securitization LLC, 5.24%, 6/15/2007	45,620,000	45,321,189
Depfa Bank PLC, 5.12%, 8/24/2007	20,000,000	19,672,889
Dorada Finance, Inc., 5.245%, 5/11/2007	27,000,000	26,960,662

Gannett Co., Inc.:
5.33%, 5/29/2007	33,000,000	32,863,197
5.34%, 5/9/2007	16,000,000	15,981,013
Giro Balanced Funding Corp., 5.255%, 7/19/2007	15,000,000	14,827,023
Giro Funding US Corp.:
5.255%, 7/24/2007	45,000,000	44,448,225
5.29%, 6/8/2007	20,000,000	19,888,322
Grampian Funding Ltd.:
5.175%, 10/10/2007	39,500,000	38,580,144
5.21%, 7/25/2007	8,000,000	7,901,589
Greyhawk Funding LLC, 5.245%, 5/17/2007	35,000,000	34,918,411
Irish Life & Permanent PLC, 5.195%, 7/20/2007	30,000,000	29,653,667
K2 (USA) LLC:
5.145%, 8/8/2007	5,000,000	4,929,256
5.245%, 5/10/2007	8,300,000	8,289,117
KBC Financial Products International Ltd., 5.2%, 5/14/2007	38,000,000	37,928,644
Lake Constance Funding LLC:

5.23%, 6/7/2007	5,000,000	4,973,124
5.25%, 5/4/2007	35,000,000	34,984,687
5.285%, 5/10/2007	45,000,000	44,940,544
Links Finance LLC, 5.24%, 6/18/2007	43,200,000	42,898,176
Nationwide Building Society, 5.23%, 6/21/2007	2,500,000	2,481,477
North Sea Funding LLC, 5.24%, 6/25/2007	16,627,000	16,493,892
Northern Rock PLC:
5.245%, 5/9/2007	30,000,000	29,965,033
5.245%, 5/10/2007	42,000,000	41,944,927
Park Avenue Receivables Co., LLC, 5.3%, 5/3/2007	45,000,000	44,986,750
Perry Global Funding LLC:
Series A, 5.17%, 10/25/2007	30,000,000	29,237,425
Series A, 5.225%, 8/22/2007	25,000,000	24,589,983
Prudential PLC, 5.245%, 5/9/2007	7,000,000	6,991,841
Scaldis Capital LLC, 5.22%, 6/25/2007	41,500,000	41,169,037
Sheffield Receivables Corp., 5.245%, 5/10/2007	6,000,000	5,992,133
Simba Funding Corp., 5.247%, 5/23/2007	16,000,000	15,948,691
Tango Finance Corp., 5.255%, 5/18/2007	42,400,000	42,294,783
Valcour Bay Capital Co. LLC:
5.29%, 5/16/2007	4,000,000	3,991,183
5.31%, 5/4/2007	25,000,000	24,988,938
Verizon Communications, Inc., 5.3%, 5/23/2007	15,000,000	14,951,417
Volkswagen of America, Inc., 5.37%, 5/1/2007	25,000,000	25,000,000

Total Commercial Paper (Cost $1,144,907,997)		1,144,907,997
Short-Term Notes* 38.6%
American Express Bank FSB:
5.29%, 11/8/2007	35,000,000	34,998,205
5.29%, 12/13/2007	15,000,000	14,999,090
American Honda Finance Corp.:
5.316%, 12/6/2007	15,000,000	15,000,000
5.33%, 11/9/2007	50,000,000	50,000,000
Banco Espanol de Credito SA, 144A, 5.334%, 4/18/2008	50,000,000	50,000,000
BNP Paribas:
5.29%, 10/3/2007	34,000,000	33,994,682
5.31%, 10/26/2010	30,000,000	30,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.359%, 5/12/2008	25,000,000	25,000,000
Calyon, 144A, 5.32%, 4/15/2008	40,000,000	40,000,000
Canadian Imperial Bank of Commerce, 5.39%, 10/26/2007	45,500,000	45,495,012

Carrera Capital Finance LLC:
5.31%, 8/24/2007	30,000,000	30,000,000
144A, 5.326%, 12/6/2007	18,000,000	18,000,000
Credit Agricole SA, 5.28%, 6/28/2007	75,000,000	74,994,474
Danske Bank AS, 144A, 5.29%, 3/20/2013	44,000,000	43,995,684
DNB NOR Bank ASA, 5.31%, 5/23/2008	15,000,000	15,000,000
General Electric Capital Corp.:
5.28%, 8/19/2011	30,000,000	30,000,000
5.387%, 3/4/2008	44,750,000	44,776,921
HSBC Finance Corp., 5.33%, 2/6/2012	15,000,000	15,000,000
HSBC USA, Inc., 5.32%, 12/15/2011	65,000,000	65,006,769
HSH Nordbank AG, 144A, 5.33%, 5/21/2008	25,000,000	25,000,000
International Business Machine Corp., 5.33%, 12/8/2010	3,000,000	3,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	65,000,000	65,000,000
K2 (USA) LLC, 5.309%, 1/31/2008	62,000,000	61,995,571
Links Finance LLC, 5.315%, 4/28/2008	19,500,000	19,498,121

Merrill Lynch & Co., Inc.:
5.285%, 5/14/2007	75,000,000	75,000,000
5.3%, 8/24/2011	25,000,000	25,000,000
5.33%, 9/15/2010	35,000,000	35,000,000
5.362%, 5/29/2007	23,000,000	23,000,000
5.4%, 2/3/2009	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.31%, 2/19/2008	25,000,000	25,000,000
Morgan Stanley:
5.32%, 9/5/2007	55,000,000	55,000,000
5.32%, 12/14/2007	20,000,000	20,000,000
5.372%, 9/10/2007	90,000,000	90,000,000
Natixis SA, 5.42%, 8/31/2007	50,000,000	50,000,000
Nordea Bank AB, 5.31%, 4/8/2011	50,000,000	49,998,404
Premier Asset Collateralized Entity LLC, 144A, 5.325%, 1/30/2008	43,000,000	42,996,772
Pyxis Master Trust, Series 2007-6, 144A, 5.366%, 9/6/2014	14,000,000	14,000,000
Skandinaviska Enskilda Banken, 5.32%, 7/16/2010	7,000,000	7,000,000
Societe Generale, 5.27%, 3/25/2008	25,000,000	24,994,445
The Bear Stearns Companies, Inc., 5.382%, 7/10/2007	84,000,000	84,000,000
Toyota Motor Credit Corp., 5.28%, 2/11/2008	80,000,000	80,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 5/15/2008	32,000,000	32,000,000
144A, 5.34%, 5/2/2008	24,000,000	23,997,633
5.34%, 3/9/2011	41,000,000	41,000,000

Total Short-Term Notes (Cost $1,673,741,783)		1,673,741,783
Master Notes 1.4%
The Bear Stearns Companies, Inc., 5.412% *, 5/1/2007 (a) (Cost $62,000,000)	62,000,000	62,000,000
Guaranteed Investment Contracts 1.2%
New York Life Insurance Co., 5.41% *, 9/18/2007 (Cost $50,000,000)	50,000,000	50,000,000
Asset Backed 0.5%
Steers Mercury III Trust, 144A, 5.34% *, 5/27/2048 (Cost $23,838,069)	23,838,069	23,838,069
Promissory Notes 2.9%
The Goldman Sachs Group, Inc.:
5.35% *, 6/25/2007	30,000,000	30,000,000
5.35% *, 1/18/2008	30,000,000	30,000,000
5.36% *, 10/19/2007	65,000,000	65,000,000

Total Promissory Notes (Cost $125,000,000)		125,000,000
Repurchase Agreements 7.8%
JPMorgan Securities, Inc., 5.25%, dated 4/30/2007, to be repurchased at $27,003,938 on 5/1/2007 (b)	27,000,000	27,000,000
State Street Bank and Trust Co., 4.89%, dated 4/30/2007, to be repurchased at $725,098 on 5/1/2007 (c)	725,000	725,000
The Bear Stearns & Co., Inc., 5.25%, dated 4/30/2007, to be repurchased at $309,045,063 on 5/1/2007 (d)	309,000,000	309,000,000

Total Repurchase Agreements (Cost $336,725,000)		336,725,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,314,716,412)	99.5	4,314,716,412
Other Assets and Liabilities, Net	0.5	20,872,127

Net Assets	100.0	4,335,588,539

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of April 30, 2007.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not a maturity date
(b)	Collateralized by $28,265,133 Government National Mortgage Association, with various coupon rates from 2.212-5.346%, with various maturity dates of 10/16/2017-7/16/2036 with a value of $27,544,428.
(c)	Collateralized by $740,000 US Treasury Note, 4.625%, maturing on 3/31/2008 with a value of $740,000.
(d)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
72,979,102	Federal Home Loan Mortgage Corp.	5.5 - 7.0	3/1/2013 - 5/1/2037	73,830,720
243,561,246	Federal National Mortgage Association	5.0 - 6.5	1/1/2019 - 4/1/2037	241,350,048
Total Collateral Value				315,180,768

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007